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                                   FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


        Registrant Name: AMERICAN MATURITY LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT ONE


PART 1:


        Registrant CIK Number: 0001177415
        Registrant CCC Number: y*5wqoai
        File Number: 811-21166


Mark as many acceptable values for [SROS] tag as apply:


        American Stock Exchange            AMEX   / /   National Association of Securities Dealers     NASD   / /
        Boston Stock Exchange              BSE    / /   New York Stock Exchange                        NYSE   / /
        Chicago Board Options Exchange     CBOE   / /   Philadelphia Stock Exchange                    PHLX   / /
        Cincinnati Stock Exchange          CSE    / /   Pacific Stock Exchange                         PCX    / /
        Chicago Stock Exchange             CSX    / /   Not Applicable                                 None   /X/

PART 2 OPTIONAL TAGS
[Return copy] Return a copy of the EDGAR filing

                /X/ E-Mail                              / / Print

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Report as of the end of annual period: 12/31/04  (a)
                           or fiscal year:   /  /    (b)
    Is this a transition report? (Y or N):  N

Is this an amendment to a previous filing? (Y or N)  N

1.A)  Registrant Name:  AMERICAN MATURITY LIFE INSURANCE COMPANY
                        SEPARATE ACCOUNT ONE
  B)  File Number: 811-21166
  C)  Telephone Number: 860-843-3911

2.A)  Street:   PO BOX 2999
  B)  City:   HARTFORD       C) State:  CT  D) Zip Code: 06104   Zip Ext: 2999
  E)  Foreign Country: N/A                    Foreign Postal Code: N/A

3. Is this the first filing on this form by Registrant? (Y or N)      ---N---
4. Is this the last filing on this form by Registrant? (Y or N)       ---N---
5. Is Registrant a small business investment company (SBIC)? (Y or N) ---N---
6. Is Registrant a unit investment trust (UIT)? (Y or N) --------------Y-----

111. A) Depositor Name (if any): AMERICAN MATURITY LIFE INSURANCE COMPANY
     B) File Number:
     C) City: HARTFORD           State: CT  Zip Code: 06104   Zip Ext.: 2999
        Foreign Country:                     Foreign Postal Code:

112. A) Sponsor Name (if any): AMERICAN MATURITY LIFE INSURANCE COMPANY
     B) File Number:
     C) City: HARTFORD           State: CT  Zip Code: 06104   Zip Ext.: 2999
        Foreign Country:                     Foreign Postal Code:

     PRINCIPAL UNDERWRITER
114. A) Underwriter Name (if any): HARTFORD SECURITIES DISTRIBUTION
                                   COMPANY, INC.
     B) File Number:  811-21166
     C) City: HARTFORD           State: CT  Zip Code: 06115   Zip Ext.: 2999
        Foreign Country:                     Foreign Postal Code:

INDEPENDENT PUBLIC ACCOUNTANT

115. A) Accountant Name: DELOITTE & TOUCHE
     B) City: HARTFORD     State: CT  Zip Code: 06103   Zip Ext.:
        Foreign Country:                     Foreign Postal Code:


116. Family of investment companies information:

     A) Is Registrant part of a family of investment companies? (Y or N)    N

     B) If 'Y' (Yes), Identify the family in 10 letters:_____________________

        (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

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117. a) Is Registrant a separate account of an insurance company? (Y or N)  Y

   If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

   b) Variable annuity contracts? (Y/N)                                     Y
   c) Scheduled premium variable life contracts? (Y/N)                      N
   d) Flexible premium variable life contracts? (Y/N)                       N
   e) Other types of insurance products registered under the Securities
      Act of 1933? (Y/N)                                                    N

118.  State the number of series existing at the end of the period that had
      securities registered under the Securities Act of 1933                1

119.  State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
                                                                            0

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
                                                                           $0

121.  State the number of series for which a current prospectus was in
      existence at the end of the period                                    1

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                                                                           $0

123.    State the total value of the additional units considered in answering
        item 122 ($000's omitted)                                          $0

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
        in the subsequent series) ($000's omitted)                         $0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
        of units of all series of Registrant ($000's omitted)              $0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's
        omitted)                                                           $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

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
                                             NUMBER OF      TOTAL ASSETS      TOTAL INCOME
                                             SERIES         ($000'S           DISTRIBUTIONS
                                             INVESTING      OMITTED)          ($000'S OMITTED)
                                             ---------      ------------      ----------------
A. U.S. Treasury direct issue                       --                --                    --

B. U.S Government agency                            --                --                    --

C. State and municipal tax-free                     --                --                    --

D. Public utility debt                              --                --                    --

E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                      --                --                    --

F. All other corporate intermed. & long-
   term debt                                        --                --                    --

G. All other corporate short-term debt              --                --                    --

H. Equity securities of brokers or dealers
   or parents of brokers or dealers                 --                --                    --

I. Investment company equity securities             --                --                    --

J. All other equity securities                      --      $          0      $              0

K. Other securities                                 --                --                    --

L. Total assets of all series of registrant         --      $          0      $              0

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y or N) ------------------------------------------------N

131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000's omitted)                               $0